CONSOLIDATED STATEMENT OF FINANCIAL POSITION - SEK (kr) kr in Millions		Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	[1]	kr 5,348	kr 1,231
Treasuries/government bonds		3,505	4,382
Other interest-bearing securities except loans		43,644	39,807
Loans in the form of interest-bearing securities		40,060	41,125
Loans to credit institutions		24,951	23,198
Loans to the public		158,548	141,111
Derivatives		10,795	7,803
Property, plant, equipment and intangible assets		82	88
Other assets		4,317	3,556
Prepaid expenses and accrued revenues		2,504	2,091
Total assets		293,754	264,392
Liabilities and equity
Borrowing from credit institutions		3,939	2,317
Senior securities issued		244,554	222,516
Derivatives		21,001	16,480
Other liabilities		1,204	826
Accrued expenses and prepaid revenues		2,419	2,063
Deferred tax liabilities		553	531
Provisions		70	45
Subordinated securities issued		2,236	2,040
Total liabilities		275,976	246,818
Share capital		3,990	3,990
Reserves		(278)	30
Retained earnings		14,066	13,554
Total equity	[2]	17,778	17,574
Total liabilities and equity		kr 293,754	kr 264,392

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.